INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of differences between the company's effective tax rate and the statutory federal rate
	2014	2013

Computed “expected” expense (benefit)	$(1,770,839)	$(610,053)
State tax expense (benefit), net of federal effect	(151,786)	(52,290)
Amortization/impairment of acquisition related assets	(5,002)	(5,002)
Stock based compensation	675,565	35,657
(Gain) loss on change in fair value of warrants	(19,547)	(9,500)
Other permanent differences	9,646	4,461
Increase in valuation allowance	1,261,963	636,727
	$-	$-

Schedule of deferred tax assets and liabilities
	2014	2013

Deferred tax assets:
Net operating loss carry forward	$17,237,156	$15,997,952
Depreciation	51,197	49,051
Compensation expense	45,684	71,585
Deferred revenue	54,842	-
All Miscellaneous Other	23,756	32,084
Total deferred tax asset	17,412,635	16,150,672

Deferred tax liabilities	-	-
Net deferred tax asset	17,412,635	16,150,672
Less: valuation allowance	(17,412,635)	(16,150,672)
	$-	$-